Significant accounting policies	12 Months Ended
Dec. 31, 2023
Significant accounting policies
Significant accounting policies

2.Significant accounting policies

a)Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group.

On December 13, 2023, because of the Group’s acquisition of SS North Asia, Sunnyheart and Relx Indonesia, which are under common control by Ms. Ying (Kate) Wang (Note 1(e)), the Group’s consolidated financial statements as of December 31, 2022 and 2023, and for the years ended December 31, 2021, 2022 and 2023 incorporated the results of operations of the acquired companies as if they had been consolidated from the date when it first came under the control of Ms. Ying (Kate) Wang. The Group’s consolidated financial statements as of December 31, 2022, and for the years ended December 31, 2021 and 2022 have been retrospectively adjusted.

Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

b)Principles of consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and VIE’s subsidiaries for which the Company or its subsidiary is the primary beneficiary. Results of the entities and businesses acquired from the seller controlled by Ms. Ying (Kate) Wang are consolidated from the date when the acquired companies first came under the control of Ms. Ying (Kate) Wang, regardless of the date of the common control acquisition.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of directors or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries, the VIE and VIE’s subsidiaries have been eliminated upon consolidation.

For the Company’s consolidated subsidiaries and VIEs, non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations and comprehensive income to distinguish the interests from that of the Company.

2.Significant accounting policies (Continued)

c)Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, valuation and recognition of share-based compensation and inventories write-downs. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

d)Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries incorporated in Cayman Islands, BVI, and Hong Kong is United States dollars (“US$”). The functional currency of the Group’s PRC entities is RMB. The Group’s entities in other jurisdictions generally use their respective local currencies as their functional currencies. The determination of the functional currency is based on the criteria of ASC Topic 830, Foreign Currency Matters.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date. Equity amounts other than earnings generated in current period are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as foreign currency translation adjustments and shown as a component of other comprehensive (loss)/income in the consolidated statements of comprehensive income.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in others, net in the consolidated statements of comprehensive income.

e)Convenience translation

Translations of the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1.00 = RMB7.0999 on December 29, 2023 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

2.Significant accounting policies (Continued)

f)Fair value measurement

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Refer to Note 23 for additional information.

g)Cash and cash equivalents

Cash and cash equivalents mainly represent cash at bank, demand deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less and are readily convertible to known amount of cash.

h)Restricted cash and consolidated statements of cash flows

Cash that is legally restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Group’s consolidated balance sheets. In November 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, (“ASU 2016-18”), which requires entities to present the aggregate changes in cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As such, the Group presented restricted cash within the ending cash, cash equivalents, and restricted cash balance on the Group’s consolidated statements of cash flows.

The Group’s restricted cash mainly represents security deposits held in designated bank accounts for issuance of bank acceptance notes relating to notes payable.

i)	Bank deposits

Short-term bank deposits, net

Short-term bank deposits are time deposits with original maturities of longer than three months but less than one year or the long-term bank deposits with a maturity date within one year. Interest earned is recorded as interest income, net in the consolidated statements of comprehensive income during the years presented.

Long-term bank deposits, net

Long-term bank deposits represent time deposits placed with banks with original maturities more than one year. And those matured within one year are reclassified to short-term bank deposits, net.

The Group accounts for the bank deposits at amortized cost less allowance for credit losses.

2.Significant accounting policies (Continued)

j)Investments

Short-term investments, net include debt-classified securities held by the Group with maturities less than one year.

Long-term investment securities, net include debt-classified securities held by the Group with maturities more than one year.

The Group classifies the investment securities as held-to-maturity or available-for-sale, whose classification determines the respective accounting methods stipulated by ASC 320.

Held-to-maturity debt securities include debt instruments with fixed interest rates issued by financial institutions for which the Group has the positive intent and ability to hold those securities to maturity. The Group accounts for the held-to-maturity debt securities at amortized cost less allowance for credit losses.

Available-for-sale debt securities include debt instruments with a variable interest rate indexed to the performance of underlying assets, which are reported at fair value, with changes in fair values reflected in other comprehensive (loss)/income in the consolidated statements of comprehensive income. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. The Group classifies these inputs as Level 2 fair value measurement.

For certain investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group elects the fair value option at the date of initial recognition and carries these investments subsequently at fair value. Changes in fair values are reflected in investment income in the consolidated statements of comprehensive income. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. The Group classifies these inputs as Level 2 fair value measurement.

The allowance for credit losses on available-for-sale debt securities is accounted for in accordance with ASC 326. At each reporting period, available-for-sale debt securities are evaluated at the individual security level to determine whether there is a decline in the fair value below its amortized cost basis (an impairment). In circumstances where the Group intends to sell, or is more likely than not required to sell, the security before it recovers its amortized cost basis, the difference between fair value and amortized cost is recognized as a loss in the consolidated statements of comprehensive income, with a corresponding write-down of the security’s amortized cost. In circumstances where neither condition exists, the Group then evaluates whether a decline is due to credit-related factors. The factors considered in determining whether a credit loss exists can include the extent to which fair value is less than the amortized cost basis, changes in the credit quality of the underlying loan obligors, credit ratings actions, as well as other factors. To determine the portion of a decline in fair value that is credit-related, the Group compares the present value of the expected cash flows of the security discounted at the security’s effective interest rate to the amortized cost basis of the security. A credit-related impairment is limited to the difference between fair value and amortized cost, and recognized as an allowance for credit loss on the consolidated balance sheets with a corresponding adjustment to net income. Any remaining decline in fair value that is non-credit related is recognized in other comprehensive (loss)/income, net of tax. Improvements in expected cash flows due to improvements in credit are recognized through reversal of the credit loss and corresponding reduction in the allowance for credit loss.

Interest earned for both held-to-maturity and available-for-sale long-term investment securities is recorded as interest income, net in the consolidated statements of comprehensive income during the years presented.

Long-term investments, net

The Group elects to record an equity investment without readily determinable fair values and not accounted for by the equity method at its cost less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (“measurement alternative”). As of December 31, 2023, the Group’s long-term investments consist of investments in privately held companies which do not have readily determinable fair values and therefore the Group recognized these investments at cost adjusted for changes from observable transactions for identical or similar investments of the same investee, less impairment.

2.Significant accounting policies (Continued)

j)Investments (Continued)

The Group regularly evaluates the long-term investments for impairment based on performance and financial position of the investees as well as other evidence of market value for each reporting period. Such evaluation includes, but not limited to, reviewing the investees’ cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in others, net in the consolidated statements of comprehensive income equal to the excess of the investment’s carrying value over its fair value.

The impairment on long-term investments for the years ended December 31, 2021, 2022 and 2023 was nil, RMB4,000 and nil.

k)Accounts and notes receivable, net

Accounts and notes receivable are recognized and carried at the original invoiced amount less an allowance for credit losses. The Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to accounts and notes receivable. Expected credit losses of RMB141, RMB201 and RMB2,884 were recorded as general and administrative expenses in the consolidated statements of comprehensive income for the years ended December 31, 2021, 2022 and 2023. Refer to Note 2(ah) “Allowance for credit losses” for additional information about adoption of ASC 326.

l)Inventories

Inventories of the Group consist of raw materials and finished goods. Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Inventories write-downs are made for excessive, slow moving, expired and obsolete inventories as well as for inventories with carrying values in excess of net realizable value. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration of historical usage, expiration date, expected demand, anticipated sales price, new product development schedules, product obsolescence, customer concentrations and other factors. Inventories write-downs are recorded in cost of revenue in the consolidated statements of comprehensive income.

m)Property, equipment and leasehold improvement, net

Property, equipment and leasehold improvement are stated at cost less accumulated depreciation and impairment, if any. Except for land, which is not depreciated, depreciation of other items of property, equipment and leasehold improvement is computed using the straight-line method over the following estimated useful lives:

Category	Estimated useful lives
Electronic equipment	3-5 years
Furniture and office equipment	3-5 years
Machinery and equipment	2-10 years
Transportation equipment	5 years
Office building	40 years
Leasehold improvement	The shorter of the term of the lease or the estimated useful lives of the assets

Expenditures for maintenance and repairs are expensed as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and leasehold improvement are capitalized as additions to the related assets. The gain or loss on the disposal of property, equipment and leasehold improvement is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in others, net in the consolidated statements of comprehensive income.

2.Significant accounting policies (Continued)

n)Intangible assets, net

Intangible assets mainly include purchased intangible assets and those acquired through a business combination under common control (refer to Note 1(e)). Intangible assets purchased from third parties mainly consist of license of copyright, software and trademark. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Intangible assets acquired in a business combination under common control, mainly consisting of brands and channel relations, were recognized at the carrying amount recorded by the former parent of the entities under common control. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives, which are as follows:

Category	Estimated useful lives
License of copyright	2 years
Purchased software	2-3 years
Trademark	2 years
Brands	10 years
Channel relations	6 years

o)Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the identifiable assets acquired and the liabilities assumed of an acquired business. Goodwill of the Group was arisen from a business combination under common control (refer to Note 1 (e)), and recognized at the historical cost recorded by the former parent of the entities under common control. In accordance with ASC 350, Intangibles-Goodwill and Other, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently at the reporting unit level if there are indicators of impairment present.

Under ASC 350-20-35, the Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, the overall financial performance of the reporting unit, and other specific information related to the operations. If the Group determines, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, but limited to the total amount of goodwill allocated to that reporting unit.

Based on an assessment of the qualitative factors, the Group determined that it is more-likely-than-not that the fair value of its reporting unit is in excess of its carrying amount as of December 31, 2023. Therefore, no impairment loss was recorded for the year ended December 31, 2023 (2022: nil).

p)Impairment of long-lived assets other than goodwill

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Impairment charge of nil, RMB42,529 and RMB5,080 was recognized for the years ended December 31, 2021, 2022 and 2023.

2.Significant accounting policies (Continued)

q)Leases

The Group leases office space, warehouses, stores, dormitories and office equipment for fixed periods ranging from 1 month to 60.5 months, some of which have extension options. Extension options are not recognized by the Group in the determination of lease liabilities unless renewals are reasonably certain. The Group has elected the short-term lease measurement and recognition exemption. The Group recognizes lease payments for its short-term lease on a straight-line basis over the lease term and reassesses the extension options of them to be qualify for the short-term lease measurement.

As of December 31, 2022 and 2023, all the Group’s leases are classified as operating leases. For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

In determining the present value of the unpaid lease payments, ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments.

r)Revenue recognition

The Group follows five steps for revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenues are primarily derived from sales of the Group’s products to offline distributors who are responsible for sales to retailers and end users. Refer to Note 18 to the consolidated financial statements for disaggregation of the Group’s revenue for the years ended December 31, 2021, 2022 and 2023.

Sale of products to offline distributors

Under the distribution agreements, the offline distributors purchase products from the Group, take delivery and are responsible for commercial distribution and offline terminal sales to retailers and end users in authorized distribution areas. After taking control of the products, the offline distributor is responsible for carrying out direct interactions with retailers and end users, delivering the products and providing customer support. Based on these indicators, the Group determined the offline distributors (as opposed to the end users) to be its customers according to ASC 606-10-55-39.

The Group has also entered into rebate agreements with offline distributors in order to incentivize the offline distributors to increase their purchases from the Group. The sales rebates are usually calculated as a percentage of the purchase amount, which is accounted for as variable consideration according to ASC 606-10-32-5.

In addition, the Group provides cash subsidy to offline distributors for promotional activities in the form of rebate. The amount of subsidy is based on a certain percentage of the cost of specific promotional activities, which varies from activity to activity. These subsidies are payable to the Group’s customers. The Group determined the subsidy should be recorded as a reduction of revenue, according to ASC 606-10-32-25.

Accordingly, the Group recognizes revenue from sales to offline distributors upon delivery of the products to offline distributors’ warehouses in an amount equal to the contract sales prices, less applicable allowances for estimated sales rebates and approved subsidies.

2.Significant accounting policies (Continued)

r)Revenue recognition (Continued)

Starting from 2022, the Group sells the product to the offline distributors with Tobacco Monopoly License (“licensed offline distributors”) for products sold in China. The licensed offline distributors make full payment to the Group after receiving the product, the payment period is approximately one month. According to the agreements between the Group and the licensed offline distributors, the licensed offline distributors took control of the products upon receipt but was entitled to certain rights of return and price concession after receipt of products. The Group made estimation for sales returns and price concession based on contract terms and historical patterns. The Group determined the sales return and price concession should be recorded as a reduction of revenue, according to ASC606-10-55-23.

Accordingly, the Group recognized revenue from licensed offline distributors upon delivery of the products to licensed offline distributors’ warehouses in an amount equal to the contract sales prices, less applicable allowances for estimated of sales return and price concession.

Others

For direct sales through offline stores operated by the Group, the Group recognized revenues when goods are delivered to the end users.

Contract balances

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Group has transferred products to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. No contract asset was recorded as of December 31, 2022 and 2023.

Contract liabilities are recognized if the Group receives consideration in advance of performance, which is mainly in relation to the orders unshipped, where there is still an obligation to be fulfilled by the Group. The contract liabilities will be recognized as revenue when all of the revenue recognition criteria are met. All contract liability balances at the beginning of the years 2021, 2022 and 2023 were recognized as revenue for the years ended December 31, 2021, 2022 and 2023 due to generally short-term duration of contracts.

For the years ended December 31, 2021, 2022 and 2023, the Group did not have any revenue recognized from performance obligations satisfied (or partially satisfied) in previous years.

Practical Expedients

The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied has not been disclosed, as substantially all the Group’s contracts have a duration of one year or less.

Payment terms with licensed offline distributors generally require settlement within 30 days or less. The Group has determined that its contracts generally do not include a significant financing component.

s)Cost of revenue

Cost of revenues consists primarily of consignment manufacturing costs, material costs, inventories write-downs and depreciation of the machinery and equipment used on production lines, as well as related costs that are directly attributable to the production of products.

2.Significant accounting policies (Continued)

t)Excise taxes

Excise taxes of the Group consist of excise tax imposed on manufacturers of e-cigarettes in China. In October 2022, the Ministry of Finance of the People’s Republic of China, General Administration of Customs of the People’s Republic of China, and State Taxation Administration of the People’s Republic of China jointly issued the Announcement on Imposing Excise Tax on E-cigarettes, pursuant to which e-cigarette manufacturers are subject to excise tax at the rate of 36% on the production or import of e-cigarettes.

The excise taxes of the Group are reported on a gross basis and recognized in excise tax on products in the consolidated statements of comprehensive income.

u)Product warranty

The Group provides product warranty on all e-vapor products sold based on the contracts with its customers at the time of sale of products. The Group accrues a warranty reserve for the products sold, which includes the best estimate of defective rate and projected costs to repair or replace items under warranty. These estimates are primarily based on the estimates of the nature, frequency and average costs of future claims. The warranty reserve is included within the accrued expenses and other current liabilities in the consolidated balance sheets. Warranty cost is recorded as a component of cost of sales in the consolidated statements of comprehensive income. The Group reevaluates the adequacy of the warranty accrual on a regular basis.

v)Research and development expenses

Research and development expenses primarily consist of salaries, welfare benefits and share-based compensation expenses for research and development personnel as well as material expenses and depreciation of equipment associated with research and development activities.

Costs incurred for the preliminary project stage of internal use software are expensed in research and development expenses when incurred. Costs incurred during the application development stage are capitalized when certain criteria are met as stated in ASC 350-40 “Internal-use Software”. Costs incurred during the post-implementation-operation stage are also expensed as incurred. As the period qualified for capitalization has historically been very short and the development costs incurred during this period have been immaterial, development costs of internal use software to date have been expensed when incurred.

w)Selling expenses

Selling expenses primarily consist of advertising expenses, salaries, welfare benefits and shared-based compensation expenses for sales personnel, and shipping expenses. The advertising expenses amounted to RMB192,541, RMB57,954 and RMB31,899 for the years ended December 31, 2021, 2022 and 2023, respectively. The shipping expenses amounted to RMB67,632, RMB40,710 and RMB8,925 for the years ended December 31, 2021, 2022 and 2023, respectively.

x)General and administrative expenses

General and administrative expenses primarily consist of salaries, welfare benefits and share-based compensation expenses for general and administrative personnel and professional service fees.

y)Subsidy income

Subsidy income represents cash subsidies received from the PRC local government by the Group. Such amounts are recognized in others, net in the consolidated statements of comprehensive income upon receipt. The Group recorded RMB197,311, RMB338,112 and RMB124,480 of subsidy income for the years ended December 31, 2021, 2022 and 2023, respectively.

2.Significant accounting policies (Continued)

z)Share-based compensation

All share-based awards granted to directors, executive officers, employees, consultants and nonemployees who provide services to Relx Inc., including restricted ordinary shares, restricted share units and share options, are measured at fair value on grant date and are classified as equity awards in accordance with ASC 718 — “Compensation-Stock Compensation”. The Group early adopted ASU 2018-07, “Compensation-Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting” on January 2, 2018 (date of inception) to account for share-based payments for acquiring goods and services from nonemployees at grant date fair value.

For all share-based awards granted with service conditions that have a graded vesting schedule, share-based compensation expenses are recognized using the straight-line method, over the requisite service period. The Group adopted ASU 2016-09 to recognize the impact of forfeiture within compensation expense, when they occur. Restricted share units and share options granted with a service condition and a performance condition are measured at the grant date fair value. In circumstances where the service inception date precedes the grant date, share-based compensation expenses are measured beginning on the service inception date and is re-measured on each subsequent reporting date before the grant date, based on the estimated fair value of the related awards.

Prior to the Share Distribution, all the share options and restricted ordinary shares were granted by Relx Inc. using Relx Inc.’s underlying ordinary shares. The fair value of the ordinary shares of Relx Inc. is determined by using the income approach, with a discount for lack of marketability, given that the shares underlying the awards were not publicly traded. Upon completion of the Share Distribution, the options were granted by the Company using its own underlying ordinary shares. The fair value of the ordinary shares of the Company is equal to its market price. The Group uses the binomial option pricing model to estimate fair value of the share options. The determination of the fair value of share options is affected by the fair value of the underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected grantee’s share option exercise behavior, risk free interest rates and expected dividends.

The shares issued prior to the Share Distribution to directors, executive officers, employees and consultants are those of Relx Inc. and the proportion of the share-based compensation expenses attributable to the Group is accounted for as a capital contribution from Relx Inc. The Company’s share options granted to employees of Relx Inc. in connection with the Share Distribution are recorded as a deemed dividend from the Group to its shareholders at the fair value determined as of the grant date. Refer to Note 19 for details.

aa)Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the regulatory contributions made.

The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB75,028, RMB86,666 and RMB49,609 for the years ended December 31, 2021,2022 and 2023, respectively.

2.Significant accounting policies (Continued)

ab)Taxation

Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive income in the period of change. The Group records a valuation allowance against the amount of deferred tax assets if, based on the weight of available evidence, it is more likely than not that the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance is also provided on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under others, net in its consolidated statements of comprehensive income. The Group did not recognize any interest and penalties associated with uncertain tax positions for the years ended December 31, 2021, 2022 and 2023. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.

ac)Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

ad)Statutory reserves

The Company’s subsidiaries, the VIE and subsidiaries of the VIE established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly foreign-owned enterprise have to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIE registered as Chinese domestic company must make appropriations from its annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

2.Significant accounting policies (Continued)

ad)Statutory reserves (Continued)

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund are liabilities in nature and are restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2021,2022 and 2023, the profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was RMB1,319, RMB25,492 and nil, respectively. No appropriation to other reserve funds was made for any of the periods presented.

ae)Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, mainly consists of accumulated foreign currency translation adjustments, and unrealized (loss)/income on investment securities.

af)Segment reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as its Chief Executive Officer, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance.

For the purpose of internal reporting and management’s operation review, the chief operating decision maker does not segregate the Group’s business by market or product. Hence, the Group has only one operating and reportable segment.

The Group primarily generates its revenue from China, for geographical information, please refer to Note 25.

ag)Concentration and risk

Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities with certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

Credit risk

Financial instruments that potentially expose the Group to credit risk consist primarily of cash and cash equivalents, restricted cash, short-term bank deposits, long-term bank deposits, accounts and notes receivable, receivables from online payment platforms, short-term investments, long-term investment securities and amounts due from related parties. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group places its cash and cash equivalents, restricted cash, short-term bank deposits, short-term investments, long-term investment securities and long-term bank deposits in reputable financial institutions with high credit ratings and quality. There has been no recent history of default in relation to these financial institutions and credit risk is immaterial.

2.Significant accounting policies (Continued)

ag)Concentration and risk (Continued)

Accounts and notes receivable and other receivables are typically unsecured and are mainly derived from the ordinary course of business in the PRC. The risk with respect to these financial instruments is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring processes of outstanding balances.

Concentration of customers and suppliers

There was revenue from one offline distributor (Distributor A) which represented greater than 10% of the net revenue for the year ended December 31, 2021. There were accounts and notes receivable due from two offline distributors (Distributor B and Distributor C) which individually represented greater than 10% and totally contributed to 28% of the Group’s total accounts and notes receivable as of December 31, 2021.

There was revenue from one offline Distributor A which individually represented greater than 10% of the net revenue for the year ended December 31, 2022. There were accounts receivable due from two offline distributors (Distributor D and Distributor E) which individually represented greater than 10% and totally contributed to 33% of the Group’s total accounts and notes receivable as of December 31, 2022.

There was no revenue from one offline distributor which individually represented greater than 10% of the net revenue for the year ended December 31, 2023. There were accounts receivable due from four offline distributors (Distributor F, Distributor G, Distributor H and Distributor I) which individually represented greater than 10% and totally contributed to 61% of the Group’s total accounts and notes receivable as of December 31, 2023.

There was purchase from one supplier (Supplier A) which represented greater than 10% and contributed to 75% of the total purchases amount for the year ended December 31, 2021 and the corresponding accounts and notes payable due to that supplier represented greater than 10% and contributed to 89% of the Group’s total accounts and notes payable as of December 31, 2021.

There was purchase from Supplier A which represented greater than 10% and contributed to 80% of the total purchases amount for the year ended December 31, 2022 and the corresponding accounts and notes payable due to that supplier represented greater than 10% and contributed to 86% of the Group’s total accounts and notes payable as of December 31, 2022.

There was purchase from Supplier A which represented greater than 10% and contributed to 58% of the total purchases amount for the year ended December 31, 2023 and the corresponding accounts and notes payable due to that supplier represented greater than 10% and contributed to 74% of the Group’s total accounts and notes payable as of December 31, 2023.

ah)Allowance for credit losses

On January 1, 2021, the Group adopted ASC 326, Financial Instruments—Credit Losses, which requires recognition of allowances upon origination or acquisition of financial assets at an estimate of expected credit losses over the contractual term of the financial assets (the current expected credit loss or the “CECL” model).

The Group’s financial assets subject to the CECL model mainly include short-term bank deposits, long-term bank deposits, short - term and long-term investment securities, accounts and notes receivable, prepayments and other current assets and related party receivables, and the allowance for these financial assets is driven by estimated default rate of underlying receivables. The Group estimates the default rate of receivables on a pool basis by taking into consideration the overall trend of historical delinquency rate and collection rate, correlated industrial and macro-economic factors, and other information deemed relevant in assessing future performance of the receivables portfolio. The Group monitors the delinquency status by vintage of origination and write off delinquent receivables timely when the receivables become uncollectible. Allowance for credit losses of RMB2,562, RMB25,039 and RMB1,615 were recorded in the consolidated statements of comprehensive income during the years ended December 31, 2021, 2022 and 2023.

2.Significant accounting policies (Continued)

ai)Net income per ordinary share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net income per ordinary share, the weighted average number of ordinary shares is adjusted by the effect of potential dilutive ordinary shares, including ordinary shares issuable upon the exercise of outstanding share options and restricted share units using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted net income per ordinary share when inclusion of such effect would be anti-dilutive.

The shares repurchased by the Company are excluded from the number of shares outstanding for purposes of computing basic and diluted net income per ordinary share in accordance with ASC 260.

aj)Dividends

Dividends of the Company are recognized when declared.

ak)Recently issued accounting pronouncements

Recent accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting: Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included in reported segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The amendments should be adopted retrospectively to all prior periods presented. Early adoption is permitted. The Group is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group is currently evaluating the impact of adopting this ASU on its consolidated financial statements.

In March 2024, the FASB issued ASU No. 2024-01, Compensation—Stock Compensation (Topic 718) - Scope Application of Profits Interest and Similar Awards (“ASU 2024-01”). ASU 2024-01 clarifies how to determine whether profits interest and similar awards are in the scope of ASC 718 and applies to all reporting entities that account for profits interest awards as compensation to employees or non-employees. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group is currently evaluating the impact of adopting this ASU on its consolidated financial statements.